Income Tax - Summary of Changes in Valuation Allowance (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 28,779	$ 3,334
Additions	438,045	25,445
Balance at the end of the year	$ 466,824	$ 28,779